Schedule of Investments (unaudited)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.(a)	1,764	$ 107,286
AeroVironment, Inc.(a)	1,360	164,070
AerSale Corp.(a)(b)	1,370	12,741
BWX Technologies, Inc.	4,794	390,615
Cadre Holdings, Inc.	972	33,038
Curtiss-Wright Corp.	2,000	445,140
Ducommun, Inc.(a)	769	37,950
Eve Holding, Inc.(a)	1,402	8,692
Hexcel Corp.	4,405	292,448
Kaman Corp.	1,487	66,989
Kratos Defense & Security Solutions, Inc.(a)	6,718	113,736
Leonardo DRS, Inc.(a)(b)	2,719	52,776
Mercury Systems, Inc.(a)(b)	2,671	79,222
Moog, Inc., Class A	1,502	209,980
National Presto Industries, Inc.	281	22,247
Rocket Lab U.S.A., Inc., Class A(a)(b)	13,998	67,890
Spirit AeroSystems Holdings, Inc., Class A(a)	5,536	152,019
Triumph Group, Inc.(a)	3,959	64,136
V2X, Inc.(a)	619	24,073
Virgin Galactic Holdings, Inc., Class A(a)	19,092	33,984
Woodward, Inc.	2,935	404,355
		2,783,387
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)(b)	2,684	41,575
Forward Air Corp.	1,344	59,580
GXO Logistics, Inc.(a)	6,182	336,177
Hub Group, Inc., Class A(a)	3,254	147,341
		584,673
Automobile Components — 1.5%
Adient PLC(a)	4,903	170,183
American Axle & Manufacturing Holdings, Inc.(a)	6,056	48,993
Atmus Filtration Technologies, Inc.(a)(b)	829	18,512
Autoliv, Inc.	3,759	402,664
Dana, Inc.	6,773	91,842
Dorman Products, Inc.(a)	1,383	112,590
Fox Factory Holding Corp.(a)	2,218	139,823
Garrett Motion, Inc.(a)(b)	6,887	59,159
Gentex Corp.	12,216	404,716
Gentherm, Inc.(a)	1,661	79,977
Goodyear Tire & Rubber Co. (The)(a)	14,342	199,928
LCI Industries	1,327	147,669
Lear Corp.	3,057	406,275
Luminar Technologies, Inc., Class A(a)(b)	14,228	38,700
Mobileye Global, Inc., Class A(a)	4,093	105,845
Modine Manufacturing Co.(a)(b)	2,503	172,932
Patrick Industries, Inc.	1,132	113,642
Phinia, Inc.	2,401	72,606
QuantumScape Corp., Class A(a)(b)	18,026	122,757
Standard Motor Products, Inc.	1,027	41,439
Stoneridge, Inc.(a)	1,437	25,564
Visteon Corp.(a)	1,452	167,401
XPEL, Inc.(a)(b)	1,140	60,933
		3,204,150
Automobiles — 0.3%
Fisker, Inc., Class A(a)(b)	10,319	8,280
Harley-Davidson, Inc.	7,289	236,528
Thor Industries, Inc.	2,680	302,894
Winnebago Industries, Inc.	1,538	101,077
		648,779
Security	Shares	Value
Banks — 7.6%
1st Source Corp.	892	$ 46,625
Amalgamated Financial Corp.	865	22,974
Amerant Bancorp, Inc., Class A	1,449	32,762
Ameris Bancorp	3,404	168,975
Associated Banc-Corp.	7,841	164,739
Atlantic Union Bankshares Corp.	3,997	136,538
Axos Financial, Inc.(a)	2,870	159,084
Banc of California, Inc.	7,949	109,537
BancFirst Corp.	1,047	92,670
Bancorp, Inc. (The)(a)	2,801	122,236
Bank First Corp.	452	38,167
Bank of Hawaii Corp.	2,104	133,036
Bank OZK	5,652	254,962
BankUnited, Inc.	3,808	107,614
Banner Corp.	1,687	78,580
Berkshire Hills Bancorp, Inc.	2,338	56,112
BOK Financial Corp.	1,292	108,321
Brookline Bancorp, Inc.	4,750	51,395
Byline Bancorp, Inc.	1,587	34,660
Cadence Bank	9,502	252,943
Cambridge Bancorp	372	25,515
Camden National Corp.	755	27,203
Capital City Bank Group, Inc.	726	20,749
Capitol Federal Financial, Inc.	6,679	42,345
Cathay General Bancorp	3,716	152,988
Central Pacific Financial Corp.	531	10,232
City Holding Co.	795	81,257
Coastal Financial Corp.(a)	543	21,666
Columbia Banking System, Inc.	10,814	218,010
Columbia Financial, Inc.(a)	1,436	25,819
Comerica, Inc.	6,871	361,277
Commerce Bancshares, Inc.	6,655	346,859
Community Bank System, Inc.	2,840	129,987
Community Trust Bancorp, Inc.	834	34,611
ConnectOne Bancorp, Inc.	1,995	45,566
CrossFirst Bankshares, Inc.(a)	2,191	30,937
Cullen/Frost Bankers, Inc.	3,033	321,862
Customers Bancorp, Inc.(a)	1,539	82,244
CVB Financial Corp.	7,027	117,843
Dime Community Bancshares, Inc.	2,025	46,190
Eagle Bancorp, Inc.	1,591	39,441
East West Bancorp, Inc.	7,344	534,717
Eastern Bankshares, Inc.	8,424	117,599
Enterprise Financial Services Corp.	1,974	82,178
Farmers National Banc Corp.	1,928	26,452
FB Financial Corp.	1,871	69,695
First Bancorp	2,149	74,269
First Bancorp	8,462	141,146
First Bancshares, Inc. (The)	1,369	34,814
First Busey Corp.	2,851	67,113
First Commonwealth Financial Corp.	5,374	75,290
First Financial Bancorp	5,092	114,163
First Financial Bankshares, Inc.	7,461	233,007
First Hawaiian, Inc.	6,615	143,479
First Horizon Corp.	28,975	412,604
First Interstate BancSystem, Inc., Class A	4,701	129,372
First Merchants Corp.	3,097	104,710
First Mid Bancshares, Inc.	1,184	37,260
FNB Corp.	18,041	237,780
Fulton Financial Corp.	8,329	129,849
German American Bancorp, Inc.	1,535	50,855
Glacier Bancorp, Inc.	5,767	222,952

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Great Southern Bancorp, Inc.	511	$ 26,618
Hancock Whitney Corp.	4,527	204,213
Hanmi Financial Corp.	1,167	19,547
HarborOne Bancorp, Inc.	1,941	21,196
HBT Financial, Inc.	707	13,765
Heartland Financial U.S.A., Inc.	2,170	76,970
Heritage Commerce Corp.	3,183	28,297
Heritage Financial Corp.	1,894	38,164
Hilltop Holdings, Inc.	2,431	76,552
Home BancShares, Inc.	10,133	237,518
Hope Bancorp, Inc.	5,856	64,884
Horizon Bancorp, Inc.	2,222	29,130
Independent Bank Corp.	2,243	125,810
Independent Bank Group, Inc.	1,926	93,122
International Bancshares Corp.	2,815	148,801
Kearny Financial Corp.	3,070	22,196
Lakeland Bancorp, Inc.	3,475	46,183
Lakeland Financial Corp.	1,350	90,396
Live Oak Bancshares, Inc.	1,518	55,210
Mercantile Bank Corp.	840	33,676
Metrocity Bankshares, Inc.	1,009	24,115
Midland States Bancorp, Inc.	1,193	31,328
National Bank Holdings Corp., Class A	2,022	70,770
NBT Bancorp, Inc.	2,022	71,923
New York Community Bancorp, Inc., Class A	37,441	242,243
Nicolet Bankshares, Inc.	694	53,972
Northwest Bancshares, Inc.	6,509	80,516
OceanFirst Financial Corp.	3,158	54,412
OFG Bancorp	2,511	92,329
Old National Bancorp	14,656	241,384
Old Second Bancorp, Inc.	2,366	32,225
Origin Bancorp, Inc.	1,501	45,781
Pacific Premier Bancorp, Inc.	4,560	115,687
Park National Corp.	753	98,402
Pathward Financial, Inc.	1,376	71,249
Peapack-Gladstone Financial Corp.	866	23,884
Peoples Bancorp, Inc.	1,795	52,593
Pinnacle Financial Partners, Inc.	4,001	353,608
Popular, Inc.	3,482	297,537
Premier Financial Corp.	1,838	38,396
Prosperity Bancshares, Inc.	4,834	308,941
Provident Financial Services, Inc.	3,736	61,831
QCR Holdings, Inc.	856	49,999
Republic Bancorp, Inc., Class A	518	26,516
S&T Bancorp, Inc.	1,994	66,480
Sandy Spring Bancorp, Inc.	2,379	58,000
Seacoast Banking Corp. of Florida	4,525	111,134
ServisFirst Bancshares, Inc.	2,828	189,872
Simmons First National Corp., Class A	6,638	126,188
Southern Missouri Bancorp, Inc.	537	23,419
Southside Bancshares, Inc.	1,615	50,550
SouthState Corp.	3,793	315,198
Stellar Bancorp, Inc.	2,722	68,132
Stock Yards Bancorp, Inc.	1,469	73,039
Synovus Financial Corp.	7,389	278,270
Texas Capital Bancshares, Inc.(a)	2,406	146,766
TFS Financial Corp.	2,858	38,069
Tompkins Financial Corp.	712	35,166
Towne Bank	3,689	103,698
TriCo Bancshares	1,696	61,650
Triumph Financial, Inc.(a)	1,210	85,486
TrustCo Bank Corp.	859	24,825
Security	Shares	Value
Banks (continued)
Trustmark Corp.	3,042	$ 82,104
UMB Financial Corp.	2,313	190,822
United Bankshares, Inc.	7,047	252,635
United Community Banks, Inc.	6,254	170,984
Univest Financial Corp.	1,532	32,540
Valley National Bancorp	22,852	219,836
Veritex Holdings, Inc.	2,644	55,550
WaFd, Inc.	3,455	100,333
Webster Financial Corp.	8,599	425,479
WesBanco, Inc.	3,122	91,599
Westamerica BanCorp	1,375	65,615
Western Alliance Bancorp	5,407	345,832
Wintrust Financial Corp.	3,191	309,463
WSFS Financial Corp.	3,236	144,034
Zions Bancorp N.A.	7,712	323,133
		16,051,625
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)	507	177,080
Coca-Cola Consolidated, Inc.	248	213,625
Duckhorn Portfolio, Inc. (The)(a)	2,749	23,724
MGP Ingredients, Inc.(b)	778	66,091
National Beverage Corp.(a)	1,326	61,314
Vita Coco Co., Inc. (The)(a)	1,778	35,009
		576,843
Biotechnology — 5.5%
89bio, Inc.(a)	3,217	31,848
ACADIA Pharmaceuticals, Inc.(a)	6,046	156,652
ACELYRIN, Inc.(a)	1,203	9,167
ADMA Biologics, Inc.(a)	11,615	60,282
Agios Pharmaceuticals, Inc.(a)	2,919	66,028
Akero Therapeutics, Inc.(a)(b)	2,368	51,172
Alector, Inc.(a)	3,401	20,270
Alkermes PLC(a)	8,310	224,785
Allogene Therapeutics, Inc.(a)(b)	5,319	18,723
Alpine Immune Sciences, Inc.(a)	1,204	32,038
Ambrx Biopharma, Inc.(a)	3,010	83,678
Amicus Therapeutics, Inc.(a)	13,633	169,458
AnaptysBio, Inc.(a)	786	18,550
Anavex Life Sciences Corp.(a)(b)	4,284	25,575
Apellis Pharmaceuticals, Inc.(a)(b)	5,137	325,121
Apogee Therapeutics, Inc.(a)(b)	1,039	34,806
Arcellx, Inc.(a)	1,742	107,725
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,294	42,663
Arcus Biosciences, Inc.(a)	2,686	40,666
Ardelyx, Inc.(a)	11,340	98,998
Arrowhead Pharmaceuticals, Inc.(a)	6,168	197,993
Aurinia Pharmaceuticals, Inc.(a)(b)	7,163	54,009
Beam Therapeutics, Inc.(a)	3,737	91,183
Biohaven Ltd.(a)	3,628	161,373
Blueprint Medicines Corp.(a)(b)	2,883	229,285
Bridgebio Pharma, Inc.(a)(b)	5,657	193,979
Cabaletta Bio, Inc.(a)	1,953	39,997
Catalyst Pharmaceuticals, Inc.(a)	5,419	78,034
Celldex Therapeutics, Inc.(a)	2,727	96,045
Cerevel Therapeutics Holdings, Inc.(a)	3,989	167,139
Cogent Biosciences, Inc.(a)	4,010	17,764
Crinetics Pharmaceuticals, Inc.(a)	2,903	105,901
CRISPR Therapeutics AG(a)(b)	3,981	250,604
Cytokinetics, Inc.(a)	4,867	380,259
Day One Biopharmaceuticals, Inc.(a)(b)	2,850	42,892
Deciphera Pharmaceuticals, Inc.(a)	2,656	38,034
Denali Therapeutics, Inc.(a)(b)	5,819	93,162

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Disc Medicine, Inc.(a)	424	$ 27,878
Dynavax Technologies Corp.(a)(b)	6,829	88,231
Dyne Therapeutics, Inc.(a)	2,652	56,753
Editas Medicine, Inc.(a)	4,203	29,547
Entrada Therapeutics, Inc.(a)(b)	1,017	14,818
Exelixis, Inc.(a)	16,227	353,100
Geron Corp.(a)	23,733	43,669
Halozyme Therapeutics, Inc.(a)	6,934	234,716
HilleVax, Inc.(a)	1,082	15,332
Ideaya Biosciences, Inc.(a)	2,909	126,629
ImmunoGen, Inc.(a)	13,942	408,779
Immunovant, Inc.(a)	3,263	118,806
Inhibrx, Inc.(a)	1,527	58,835
Insmed, Inc.(a)	6,968	193,710
Intellia Therapeutics, Inc.(a)	4,441	105,785
Ionis Pharmaceuticals, Inc.(a)(b)	7,509	385,888
Iovance Biotherapeutics, Inc.(a)(b)	11,557	89,336
Ironwood Pharmaceuticals, Inc., Class A(a)	7,207	102,267
Karuna Therapeutics, Inc.(a)	1,898	594,871
Keros Therapeutics, Inc.(a)	1,279	70,805
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,684	29,689
Krystal Biotech, Inc.(a)(b)	1,307	145,404
Kura Oncology, Inc.(a)(b)	3,566	71,819
Kymera Therapeutics, Inc.(a)(b)	2,000	65,560
Lyell Immunopharma, Inc.(a)(b)	8,148	14,911
Madrigal Pharmaceuticals, Inc.(a)	703	152,347
MannKind Corp.(a)(b)	14,031	46,864
Mirum Pharmaceuticals, Inc.(a)	1,750	46,305
Morphic Holding, Inc.(a)	2,114	66,993
Myriad Genetics, Inc.(a)	4,658	99,635
Natera, Inc.(a)	6,288	414,631
Novavax, Inc.(a)(b)	5,822	23,288
Nuvalent, Inc., Class A(a)(b)	1,644	123,579
Olema Pharmaceuticals, Inc.(a)	2,140	27,906
Prime Medicine, Inc.(a)(b)	2,210	14,033
Protagonist Therapeutics, Inc.(a)	2,858	71,479
PTC Therapeutics, Inc.(a)	3,947	102,977
RAPT Therapeutics, Inc.(a)(b)	1,458	36,085
RayzeBio, Inc.(a)	2,429	150,841
Recursion Pharmaceuticals, Inc., Class A(a)(b)	8,089	76,117
REGENXBIO, Inc.(a)	2,038	25,108
Relay Therapeutics, Inc.(a)	4,507	41,690
Replimune Group, Inc.(a)	2,110	16,374
REVOLUTION Medicines, Inc.(a)(b)	6,394	177,433
Rhythm Pharmaceuticals, Inc.(a)(b)	2,564	113,098
Rocket Pharmaceuticals, Inc.(a)	3,515	100,986
Roivant Sciences Ltd.(a)(b)	19,841	198,410
Sage Therapeutics, Inc.(a)	2,813	72,125
Sana Biotechnology, Inc.(a)	5,202	28,559
Sarepta Therapeutics, Inc.(a)	4,727	562,466
Savara, Inc.(a)	4,445	21,958
Scholar Rock Holding Corp.(a)	1,676	23,380
Soleno Therapeutics, Inc.(a)	703	32,584
SpringWorks Therapeutics, Inc.(a)(b)	2,938	129,654
Summit Therapeutics, Inc.(a)(b)	5,998	23,512
Syndax Pharmaceuticals, Inc.(a)	3,689	75,588
Taysha Gene Therapies, Inc.(a)	3,059	4,650
TG Therapeutics, Inc.(a)(b)	7,308	118,682
Travere Therapeutics, Inc.(a)	3,656	32,648
Twist Bioscience Corp.(a)	2,837	91,919
Tyra Biosciences, Inc.(a)	636	8,522
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,889	171,544
Security	Shares	Value
Biotechnology (continued)
Vaxcyte, Inc.(a)(b)	4,750	$ 339,245
Veracyte, Inc.(a)	3,659	91,548
Vericel Corp.(a)	2,513	108,009
Verve Therapeutics, Inc.(a)(b)	2,207	23,880
Viking Therapeutics, Inc.(a)(b)	5,040	121,666
Vir Biotechnology, Inc.(a)	4,614	43,372
Viridian Therapeutics, Inc.(a)(b)	2,253	43,370
Xencor, Inc.(a)	3,054	57,110
Zentalis Pharmaceuticals, Inc.(a)	2,880	34,128
Zymeworks, Inc.(a)	2,137	23,165
		11,712,459
Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	235	91,008
Kohl’s Corp.	5,260	135,498
Macy’s, Inc.	14,363	262,699
Nordstrom, Inc.	5,461	99,117
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,234	232,622
Savers Value Village, Inc.(a)(b)	8,385	156,716
		977,660
Building Products — 2.2%
AAON, Inc.(b)	3,526	247,384
Advanced Drainage Systems, Inc.	3,610	470,816
American Woodmark Corp.(a)	859	78,410
Apogee Enterprises, Inc.	1,143	60,362
Armstrong World Industries, Inc.	2,308	228,977
AZEK Co., Inc. (The), Class A(a)	7,583	292,401
AZZ, Inc.	1,301	81,247
CSW Industrials, Inc.	802	169,679
Fortune Brands Innovations, Inc.	6,592	511,473
Gibraltar Industries, Inc.(a)	1,597	129,229
Griffon Corp.	2,246	130,852
Hayward Holdings, Inc.(a)(b)	6,572	82,281
Insteel Industries, Inc.	939	32,518
Janus International Group, Inc.(a)	5,912	83,655
JELD-WEN Holding, Inc.(a)	4,273	79,478
Masonite International Corp.(a)	1,145	105,397
Masterbrand, Inc.(a)	6,630	93,284
PGT Innovations, Inc.(a)	2,971	122,465
Quanex Building Products Corp.	1,724	53,823
Resideo Technologies, Inc.(a)	7,624	127,854
Simpson Manufacturing Co., Inc.	2,233	404,151
Tecnoglass, Inc.	1,199	55,166
Trex Co., Inc.(a)	5,679	462,725
UFP Industries, Inc.	3,231	366,557
Zurn Elkay Water Solutions Corp.	7,623	226,022
		4,696,206
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,762	262,256
Artisan Partners Asset Management, Inc., Class A	3,644	152,684
AssetMark Financial Holdings, Inc.(a)	1,066	32,694
B Riley Financial, Inc.(b)	796	18,642
BGC Group, Inc., Class A	20,267	143,085
Blue Owl Capital, Inc., Class A	18,969	294,778
Brightsphere Investment Group, Inc.	1,691	37,405
Cohen & Steers, Inc.	1,340	94,363
Diamond Hill Investment Group, Inc., Class A	149	23,770
Donnelley Financial Solutions, Inc.(a)	1,244	77,277
Evercore, Inc., Class A	1,844	316,670
Federated Hermes, Inc., Class B	4,520	158,019
Freedom Holding Corp.(a)	900	73,917
Hamilton Lane, Inc., Class A	1,953	226,431

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc., Class A	2,686	$ 321,729
Invesco Ltd.	17,079	270,361
Janus Henderson Group PLC	7,023	201,982
Jefferies Financial Group, Inc.	8,207	334,517
Moelis & Co., Class A	3,544	194,814
Open Lending Corp.(a)	5,094	37,390
Perella Weinberg Partners	2,021	23,747
Piper Sandler Cos.	922	159,958
PJT Partners, Inc., Class A	1,222	117,520
Robinhood Markets, Inc., Class A(a)	26,282	282,269
SEI Investments Co.	5,629	355,978
StepStone Group, Inc., Class A	2,765	92,489
Stifel Financial Corp.	5,206	379,778
StoneX Group, Inc.(a)	1,427	93,825
TPG, Inc., Class A	3,096	128,886
Victory Capital Holdings, Inc., Class A	2,006	67,662
Virtu Financial, Inc., Class A	4,523	75,941
Virtus Investment Partners, Inc.	361	85,236
WisdomTree, Inc.	6,016	40,728
		5,176,801
Chemicals — 2.2%
AdvanSix, Inc.	1,416	35,938
Arcadium Lithium PLC(a)	53,824	263,199
Ashland, Inc.	2,686	251,463
Aspen Aerogels, Inc.(a)	2,660	29,872
Avient Corp.	4,772	172,794
Axalta Coating Systems Ltd.(a)	10,837	351,336
Balchem Corp.	1,680	235,469
Cabot Corp.	2,886	208,081
Chemours Co. (The)	7,779	234,693
Ecovyst, Inc.(a)	5,505	50,976
Element Solutions, Inc.	11,818	262,714
FMC Corp.	6,535	367,267
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	78,444	94,917
Hawkins, Inc.	1,024	68,168
HB Fuller Co.	2,821	213,747
Huntsman Corp.	8,632	211,829
Ingevity Corp.(a)	1,903	82,895
Innospec, Inc.	1,298	150,711
Koppers Holdings, Inc.	1,117	57,123
Kronos Worldwide, Inc.	1,090	10,148
LSB Industries, Inc.(a)	2,635	19,604
Mativ Holdings, Inc.	2,799	33,672
Minerals Technologies, Inc.	1,561	102,011
NewMarket Corp.	398	222,008
Olin Corp.	6,409	333,717
Orion SA	2,816	63,079
Perimeter Solutions SA(a)	7,214	34,194
PureCycle Technologies, Inc.(a)(b)	5,065	19,855
Quaker Chemical Corp.	727	138,086
Scotts Miracle-Gro Co. (The)	2,112	118,821
Sensient Technologies Corp.	2,211	137,148
Stepan Co.	1,146	102,304
Tronox Holdings PLC	6,192	85,388
		4,763,227
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	3,419	139,461
ACCO Brands Corp.	4,753	28,898
ACV Auctions, Inc., Class A(a)	7,081	91,841
Brady Corp., Class A, NVS	2,242	135,036
BrightView Holdings, Inc.(a)	2,183	19,494
Brink’s Co. (The)	2,251	181,971
Security	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A(a)(b)	2,967	$ 253,204
CECO Environmental Corp.(a)	1,469	28,396
Cimpress PLC(a)	835	62,809
CoreCivic, Inc.(a)	5,903	83,941
Deluxe Corp.	2,172	41,073
Driven Brands Holdings, Inc.(a)	3,322	43,551
Ennis, Inc.	1,355	27,601
Enviri Corp.(a)	4,084	35,163
GEO Group, Inc. (The)(a)	6,346	70,567
Healthcare Services Group, Inc.(a)	3,647	34,428
HNI Corp.	2,442	99,438
Interface, Inc., Class A	2,961	36,746
LanzaTech Global, Inc.(a)(b)	4,972	21,653
Liquidity Services, Inc.(a)	1,266	22,092
Matthews International Corp., Class A	1,588	52,245
MillerKnoll, Inc.	3,847	102,292
Montrose Environmental Group, Inc.(a)	1,425	41,624
MSA Safety, Inc.	1,944	320,818
OPENLANE, Inc.(a)	5,642	79,439
SP Plus Corp.(a)	1,022	52,868
Steelcase, Inc., Class A	4,600	58,328
Stericycle, Inc.(a)(b)	4,649	223,152
Tetra Tech, Inc.	2,775	438,949
UniFirst Corp.	789	133,672
Vestis Corp.	6,809	145,713
Viad Corp.(a)	1,084	35,837
VSE Corp.	705	43,788
		3,186,088
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	3,834	24,020
Calix, Inc.(a)	3,119	103,488
Ciena Corp.(a)(b)	7,701	408,153
Digi International, Inc.(a)	1,861	45,241
Extreme Networks, Inc.(a)	6,795	91,801
Harmonic, Inc.(a)	5,500	64,350
Infinera Corp.(a)(b)	10,561	52,171
Lumentum Holdings, Inc.(a)(b)	3,500	192,290
NetScout Systems, Inc.(a)	3,602	77,479
Viasat, Inc.(a)(b)	4,000	88,920
Viavi Solutions, Inc.(a)	11,669	114,706
		1,262,619
Construction & Engineering — 1.3%
Ameresco, Inc., Class A(a)(b)	1,659	33,893
API Group Corp.(a)	11,255	354,758
Arcosa, Inc.	2,538	198,675
Argan, Inc.	688	30,499
Comfort Systems U.S.A., Inc.	1,868	406,234
Construction Partners, Inc., Class A(a)	2,269	103,240
Dycom Industries, Inc.(a)	1,480	165,316
Fluor Corp.(a)	8,898	335,544
Granite Construction, Inc.	2,304	103,933
IES Holdings, Inc.(a)	448	36,718
MasTec, Inc.(a)	3,208	210,669
MDU Resources Group, Inc.	10,273	200,426
MYR Group, Inc.(a)	840	120,834
Primoris Services Corp.	2,804	91,971
Sterling Infrastructure, Inc.(a)	1,617	121,437
Valmont Industries, Inc.	1,083	244,444
		2,758,591
Construction Materials — 0.3%
Eagle Materials, Inc.	1,811	409,793

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials (continued)
Summit Materials, Inc., Class A(a)	5,721	$ 206,986
United States Lime & Minerals, Inc.	108	27,936
		644,715
Consumer Finance — 1.2%
Ally Financial, Inc.	14,187	520,379
Atlanticus Holdings Corp.(a)	270	9,366
Bread Financial Holdings, Inc.	2,531	91,800
Credit Acceptance Corp.(a)	343	185,587
Encore Capital Group, Inc.(a)	1,188	59,495
Enova International, Inc.(a)	1,577	85,836
EZCORP, Inc., Class A, NVS(a)(b)	2,720	23,392
FirstCash Holdings, Inc.	2,039	234,016
Green Dot Corp., Class A(a)	2,261	20,372
LendingClub Corp.(a)	5,618	50,674
Navient Corp.	4,494	77,387
Nelnet, Inc., Class A	977	85,126
NerdWallet, Inc., Class A(a)	1,949	29,839
OneMain Holdings, Inc.	6,017	286,409
PRA Group, Inc.(a)	1,916	43,627
PROG Holdings, Inc.(a)	2,346	71,882
SLM Corp.	11,702	232,636
SoFi Technologies, Inc.(a)(b)	46,783	366,311
Upstart Holdings, Inc.(a)(b)	3,708	117,766
World Acceptance Corp.(a)	181	23,767
		2,615,667
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The)	1,648	86,866
Chefs’ Warehouse, Inc. (The)(a)	1,896	60,331
Grocery Outlet Holding Corp.(a)(b)	4,885	121,051
Ingles Markets, Inc., Class A	765	64,451
PriceSmart, Inc.	1,313	99,814
SpartanNash Co.	1,840	41,271
Sprouts Farmers Market, Inc.(a)(b)	5,311	267,515
United Natural Foods, Inc.(a)	3,097	46,176
Weis Markets, Inc.	863	52,427
		839,902
Containers & Packaging — 1.1%
AptarGroup, Inc.	3,416	443,670
Berry Global Group, Inc.	6,051	396,098
Graphic Packaging Holding Co.	15,987	407,828
Greif, Inc., Class A, NVS	1,319	82,583
Greif, Inc., Class B	160	10,032
Myers Industries, Inc.	1,630	30,562
O-I Glass, Inc.(a)	8,092	117,820
Pactiv Evergreen, Inc.	1,836	26,806
Sealed Air Corp.	7,580	261,889
Silgan Holdings, Inc.	4,302	197,634
Sonoco Products Co.	5,121	291,385
TriMas Corp.	2,155	53,185
		2,319,492
Diversified Consumer Services — 1.0%
ADT, Inc.	11,710	76,466
Adtalem Global Education, Inc.(a)(b)	1,967	99,294
Bright Horizons Family Solutions, Inc.(a)(b)	2,785	273,626
Chegg, Inc.(a)	5,594	55,101
Coursera, Inc.(a)	5,425	103,835
European Wax Center, Inc., Class A(a)	1,728	25,644
Frontdoor, Inc.(a)	4,039	132,318
Graham Holdings Co., Class B	188	135,435
Grand Canyon Education, Inc.(a)	1,470	191,967
H&R Block, Inc.	7,532	352,799
Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc., Class A	6,919	$ 87,318
Mister Car Wash, Inc.(a)(b)	4,834	40,122
OneSpaWorld Holdings Ltd.(a)	4,378	59,672
Perdoceo Education Corp.	3,237	58,590
Rover Group, Inc., Class A(a)	5,082	55,597
Strategic Education, Inc.	1,187	111,649
Stride, Inc.(a)	2,211	132,550
Udemy, Inc.(a)	4,470	60,747
		2,052,730
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,816	66,093
American Assets Trust, Inc.	2,658	59,619
Armada Hoffler Properties, Inc.	3,509	41,968
Broadstone Net Lease, Inc.	9,034	145,177
Empire State Realty Trust, Inc., Class A	6,791	64,650
Essential Properties Realty Trust, Inc.	8,174	203,614
Gladstone Commercial Corp.	2,093	26,832
Global Net Lease, Inc.	10,159	85,844
		693,797
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)(b)	616	18,369
ATN International, Inc.	559	20,627
Cogent Communications Holdings, Inc.	2,292	176,942
Consolidated Communications Holdings, Inc.(a)	4,060	17,620
EchoStar Corp., Class A(a)	6,375	85,361
Frontier Communications Parent, Inc.(a)	11,551	284,501
Globalstar, Inc.(a)	39,976	63,562
IDT Corp., Class B(a)	1,104	38,176
Iridium Communications, Inc.	5,819	210,997
Liberty Latin America Ltd., Class A(a)	1,866	13,137
Liberty Latin America Ltd., Class C, NVS(a)	6,558	46,693
Lumen Technologies, Inc.(a)	52,180	63,660
Shenandoah Telecommunications Co.	2,538	52,004
		1,091,649
Electric Utilities — 0.7%
ALLETE, Inc.	3,013	178,098
Genie Energy Ltd., Class B	738	13,734
Hawaiian Electric Industries, Inc.	5,780	74,967
IDACORP, Inc.	2,663	246,540
MGE Energy, Inc.	1,768	114,018
OGE Energy Corp.	10,550	350,682
Otter Tail Corp.	2,168	196,031
PNM Resources, Inc.	4,494	162,818
Portland General Electric Co.	5,298	216,847
		1,553,735
Electrical Equipment — 1.5%
Acuity Brands, Inc.	1,616	384,867
Allient, Inc.	782	21,787
Atkore, Inc.(a)	1,951	297,586
Bloom Energy Corp., Class A(a)(b)	10,421	117,966
ChargePoint Holdings, Inc., Class A(a)(b)	15,932	30,271
Encore Wire Corp.(b)	794	179,047
EnerSys	2,108	201,462
Fluence Energy, Inc., Class A(a)(b)	2,076	41,250
Freyr Battery, Inc.(a)(b)	5,224	7,052
FuelCell Energy, Inc.(a)	21,923	26,308
Generac Holdings, Inc.(a)	3,217	365,676
GrafTech International Ltd.	10,394	13,824
LSI Industries, Inc.	1,317	17,990
NEXTracker, Inc., Class A(a)	6,197	280,538
nVent Electric PLC	8,642	518,866

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Plug Power, Inc.(a)(b)	28,744	$ 127,911
Powell Industries, Inc.	497	58,909
Preformed Line Products Co.	128	15,648
Sensata Technologies Holding PLC	7,936	287,045
SES AI Corp., Class A(a)	7,132	9,343
SunPower Corp.(a)	4,216	12,774
Sunrun, Inc.(a)(b)	11,405	165,144
Thermon Group Holdings, Inc.(a)	1,731	56,742
Vicor Corp.(a)	1,233	46,447
		3,284,453
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	1,948	202,943
Arlo Technologies, Inc.(a)	4,865	43,201
Arrow Electronics, Inc.(a)	2,835	315,110
Avnet, Inc.	4,619	209,241
Badger Meter, Inc.	1,535	221,025
Bel Fuse, Inc., Class B, NVS	536	35,837
Belden, Inc.	2,182	161,861
Benchmark Electronics, Inc.	1,846	50,063
Cognex Corp.	9,002	325,332
Coherent Corp.(a)	6,822	324,318
Crane NXT Co.	2,921	170,236
CTS Corp.	1,632	67,010
Daktronics, Inc.(a)(b)	1,859	14,091
ePlus, Inc.(a)	1,405	106,134
Evolv Technologies Holdings, Inc., Class A(a)(b)	4,283	18,717
Fabrinet(a)	1,902	406,096
Insight Enterprises, Inc.(a)(b)	1,467	271,014
IPG Photonics Corp.(a)	1,604	157,015
Itron, Inc.(a)	2,385	172,054
Kimball Electronics, Inc.(a)	1,267	30,129
Knowles Corp.(a)	4,815	78,533
Lightwave Logic, Inc.(a)(b)	6,000	25,860
Littelfuse, Inc.	1,309	316,647
Methode Electronics, Inc.	1,815	37,679
Mirion Technologies, Inc., Class A(a)	9,946	93,990
Napco Security Technologies, Inc.	1,721	59,805
Novanta, Inc.(a)(b)	1,866	288,390
OSI Systems, Inc.(a)	873	111,770
PAR Technology Corp.(a)(b)	1,428	65,031
PC Connection, Inc.	625	40,319
Plexus Corp.(a)	1,435	135,923
Rogers Corp.(a)	973	112,158
Sanmina Corp.(a)	2,939	175,811
ScanSource, Inc.(a)	1,343	52,726
SmartRent, Inc., Class A(a)	8,993	26,529
TTM Technologies, Inc.(a)	5,323	74,043
Vishay Intertechnology, Inc.	6,289	136,660
Vontier Corp.	8,143	281,666
		5,414,967
Energy Equipment & Services — 1.4%
Archrock, Inc.	7,523	122,926
Atlas Energy Solutions, Inc.	535	9,293
Bristow Group, Inc.(a)	1,152	30,390
Cactus, Inc., Class A	3,281	139,246
ChampionX Corp.	9,825	269,303
Core Laboratories, Inc.(b)	2,324	36,649
Diamond Offshore Drilling, Inc.(a)	5,339	65,136
Dril-Quip, Inc.(a)	1,682	33,758
Helix Energy Solutions Group, Inc.(a)	7,522	70,707
Helmerich & Payne, Inc.	5,182	208,627
Kodiak Gas Services, Inc.	955	22,366
Security	Shares	Value
Energy Equipment & Services (continued)
Liberty Energy, Inc., Class A	8,254	$ 171,601
Nabors Industries Ltd.(a)	463	39,160
Newpark Resources, Inc.(a)	3,999	25,953
NOV, Inc.	20,621	402,316
Oceaneering International, Inc.(a)	5,256	109,220
Oil States International, Inc.(a)	3,169	19,553
Patterson-UTI Energy, Inc.	19,722	218,717
ProFrac Holding Corp., Class A(a)(b)	1,376	10,884
ProPetro Holding Corp.(a)	4,206	35,583
RPC, Inc.	5,116	37,398
Select Water Solutions, Inc., Class A	4,471	34,740
Tidewater, Inc.(a)(b)	2,502	168,109
Transocean Ltd.(a)(b)	37,703	205,858
U.S. Silica Holdings, Inc.(a)	3,999	42,869
Valaris Ltd.(a)	3,074	190,188
Weatherford International PLC(a)	3,778	338,320
		3,058,870
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	10,385	42,059
Atlanta Braves Holdings, Inc., Class A(a)	552	23,775
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,400	96,744
Cinemark Holdings, Inc.(a)(b)	5,842	80,795
Endeavor Group Holdings, Inc., Class A	9,707	240,248
Eventbrite, Inc., Class A(a)(b)	4,449	37,238
IMAX Corp.(a)	2,321	32,425
Liberty Media Corp. - Liberty Live, Class A(a)(b)	1,322	48,689
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	3,052	113,748
Lions Gate Entertainment Corp., Class A(a)	2,938	30,643
Lions Gate Entertainment Corp., Class B, NVS(a)	6,842	66,368
Madison Square Garden Entertainment Corp.(a)	2,106	70,214
Madison Square Garden Sports Corp., Class A(a)	866	160,297
Playtika Holding Corp.(a)(b)	2,764	19,956
Roku, Inc., Class A(a)	6,204	546,324
Sphere Entertainment Co., Class A(a)(b)	1,261	44,614
TKO Group Holdings, Inc., Class A	2,797	234,081
Vivid Seats, Inc., Class A(a)	1,957	11,233
Warner Music Group Corp., Class A	6,898	251,708
		2,151,159
Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)(b)	10,380	420,494
A-Mark Precious Metals, Inc.	907	24,462
AvidXchange Holdings, Inc.(a)	8,687	95,210
Cannae Holdings, Inc.(a)	3,251	65,833
Cass Information Systems, Inc.	653	28,183
Compass Diversified Holdings	3,061	67,618
Enact Holdings, Inc.	1,611	45,897
Essent Group Ltd.	5,556	306,469
Euronet Worldwide, Inc.(a)	2,314	230,590
EVERTEC, Inc.	3,219	129,275
Federal Agricultural Mortgage Corp., Class C, NVS	473	88,115
Flywire Corp.(a)	4,742	101,337
I3 Verticals, Inc., Class A(a)	1,153	21,607
International Money Express, Inc.(a)	1,700	35,020
Jackson Financial, Inc., Class A	3,181	159,273
Marqeta, Inc., Class A(a)	21,130	126,991
Merchants Bancorp	830	36,304
MGIC Investment Corp.	14,404	285,775
Mr. Cooper Group, Inc.(a)	3,279	220,873
NCR Atleos Corp.(a)	3,697	82,776
NMI Holdings, Inc., Class A(a)	4,001	127,712
PennyMac Financial Services, Inc., Class A	1,389	121,149
Radian Group, Inc.	8,046	233,173

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Remitly Global, Inc.(a)	7,092	$ 121,557
Repay Holdings Corp., Class A(a)	4,033	31,619
Rocket Cos., Inc., Class A(a)	6,204	76,371
Shift4 Payments, Inc., Class A(a)(b)	2,970	213,276
Toast, Inc., Class A(a)(b)	20,216	359,238
Voya Financial, Inc.	5,432	393,114
Walker & Dunlop, Inc.	1,749	168,936
Western Union Co. (The)	17,053	214,356
WEX, Inc.(a)	2,237	457,220
		5,089,823
Food Products — 1.3%
B&G Foods, Inc.	4,092	41,166
Calavo Growers, Inc.	875	22,829
Cal-Maine Foods, Inc.	2,151	119,208
Darling Ingredients, Inc.(a)	8,341	361,165
Flowers Foods, Inc.	9,940	226,632
Fresh Del Monte Produce, Inc.	1,612	39,623
Freshpet, Inc.(a)	2,448	210,773
Hain Celestial Group, Inc. (The)(a)	4,520	48,409
Ingredion, Inc.	3,415	367,352
J & J Snack Foods Corp.	793	126,269
John B. Sanfilippo & Son, Inc.	460	49,280
Lancaster Colony Corp.	1,043	191,683
Mission Produce, Inc.(a)(b)	2,254	22,517
Pilgrim’s Pride Corp.(a)	2,166	58,850
Post Holdings, Inc.(a)	2,550	236,818
Seaboard Corp.	14	50,442
Simply Good Foods Co. (The)(a)	4,704	177,811
Sovos Brands, Inc.(a)(b)	2,871	63,306
Tootsie Roll Industries, Inc.	731	23,823
TreeHouse Foods, Inc.(a)	2,559	107,734
Utz Brands, Inc., Class A	3,154	55,826
Vital Farms, Inc.(a)	1,302	18,723
Westrock Coffee Co.(a)	1,518	15,726
WK Kellogg Co.	3,726	48,401
		2,684,366
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	1,137	115,155
National Fuel Gas Co.	4,597	216,794
New Jersey Resources Corp.	5,164	210,846
Northwest Natural Holding Co.	1,917	70,661
ONE Gas, Inc.	2,690	165,085
Southwest Gas Holdings, Inc.	2,838	166,534
Spire, Inc.	2,766	157,026
UGI Corp.	11,020	243,983
		1,346,084
Ground Transportation — 0.8%
ArcBest Corp.	1,236	147,245
Avis Budget Group, Inc.	972	159,126
Covenant Logistics Group, Inc., Class A	388	18,756
Heartland Express, Inc.	2,498	32,349
Hertz Global Holdings, Inc.(a)(b)	6,724	56,145
Landstar System, Inc.	1,879	360,242
Lyft, Inc., Class A(a)	17,754	221,747
Marten Transport Ltd.	2,991	55,333
RXO, Inc.(a)	6,101	126,901
Ryder System, Inc.	2,317	263,142
Schneider National, Inc., Class B	1,959	48,035
Universal Logistics Holdings, Inc.	372	11,353
Werner Enterprises, Inc.	3,312	130,990
		1,631,364
Security	Shares	Value
Health Care Equipment & Supplies — 3.0%
Alphatec Holdings, Inc.(a)	5,142	$ 82,735
Artivion, Inc.(a)	2,086	34,878
AtriCure, Inc.(a)	2,470	84,128
Atrion Corp.	72	24,480
Avanos Medical, Inc.(a)	2,415	46,344
Axonics, Inc.(a)(b)	2,641	179,271
CONMED Corp.(b)	1,613	154,203
DENTSPLY SIRONA, Inc.	10,778	374,535
Embecta Corp.	2,730	46,792
Enovis Corp.(a)(b)	2,751	161,484
Envista Holdings Corp.(a)	8,972	210,842
Establishment Labs Holdings, Inc.(a)(b)	1,237	47,624
Glaukos Corp.(a)	2,465	219,459
Globus Medical, Inc., Class A(a)	6,037	318,693
Haemonetics Corp.(a)	2,662	203,537
ICU Medical, Inc.(a)	1,069	97,846
Inari Medical, Inc.(a)(b)	2,510	142,944
Inspire Medical Systems, Inc.(a)(b)	1,545	325,794
Integer Holdings Corp.(a)	1,744	176,702
Integra LifeSciences Holdings Corp.(a)	3,658	146,869
iRhythm Technologies, Inc.(a)(b)	1,593	190,810
Lantheus Holdings, Inc.(a)	3,575	185,650
LeMaitre Vascular, Inc.	1,044	60,594
LivaNova PLC(a)	2,826	137,570
Masimo Corp.(a)(b)	2,585	333,310
Merit Medical Systems, Inc.(a)	3,024	236,779
Neogen Corp.(a)(b)	11,307	175,258
Nevro Corp.(a)(b)	1,784	29,543
Novocure Ltd.(a)	5,538	77,089
Omnicell, Inc.(a)	2,384	76,693
OrthoPediatrics Corp.(a)	823	21,497
Paragon 28, Inc.(a)(b)	1,813	22,989
Penumbra, Inc.(a)	1,905	480,422
PROCEPT BioRobotics Corp.(a)(b)	2,235	103,480
QuidelOrtho Corp.(a)	2,598	177,989
RxSight, Inc.(a)	1,155	52,564
Shockwave Medical, Inc.(a)	1,926	435,757
SI-BONE, Inc.(a)	1,973	39,874
STAAR Surgical Co.(a)(b)	2,553	71,510
Tandem Diabetes Care, Inc.(a)	3,404	77,611
TransMedics Group, Inc.(a)(b)	1,644	141,006
Treace Medical Concepts, Inc.(a)	2,312	31,166
UFP Technologies, Inc.(a)	383	64,539
Varex Imaging Corp.(a)	2,085	40,178
		6,343,038
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	4,783	392,876
Accolade, Inc.(a)	3,696	41,839
Addus HomeCare Corp.(a)	782	67,721
Agiliti, Inc.(a)(b)	1,600	11,344
agilon health, Inc.(a)(b)	15,932	93,839
Amedisys, Inc.(a)	1,590	149,889
AMN Healthcare Services, Inc.(a)	1,978	146,392
Apollo Medical Holdings, Inc.(a)(b)	2,114	73,461
Brookdale Senior Living, Inc.(a)	9,158	50,094
Castle Biosciences, Inc.(a)	1,275	29,427
CorVel Corp.(a)	485	114,140
Cross Country Healthcare, Inc.(a)	1,727	36,699
DaVita, Inc.(a)	2,886	312,150
DocGo, Inc.(a)(b)	4,788	17,716
Encompass Health Corp.	5,234	371,823
Ensign Group, Inc. (The)	2,954	334,452

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.(a)	1,002	$ 24,639
Guardant Health, Inc.(a)	5,763	126,383
HealthEquity, Inc.(a)	4,477	338,372
Hims & Hers Health, Inc., Class A(a)	6,766	58,052
LifeStance Health Group, Inc.(a)(b)	5,118	30,606
ModivCare, Inc.(a)	587	23,345
National HealthCare Corp.	764	71,083
National Research Corp., Class A	742	29,235
NeoGenomics, Inc.(a)	6,662	98,931
OPKO Health, Inc.(a)(b)	23,708	24,182
Option Care Health, Inc.(a)	9,274	289,720
Owens & Minor, Inc.(a)	3,730	73,518
Patterson Cos., Inc.	4,534	135,385
Pediatrix Medical Group, Inc.(a)	4,479	41,923
Premier, Inc., Class A	6,278	135,730
Privia Health Group, Inc.(a)(b)	5,482	110,517
Progyny, Inc.(a)	4,269	162,606
R1 RCM, Inc.(a)(b)	10,256	105,021
RadNet, Inc.(a)	3,358	124,145
Select Medical Holdings Corp.	5,514	143,309
Surgery Partners, Inc.(a)(b)	3,546	108,827
Tenet Healthcare Corp.(a)	5,270	436,040
U.S. Physical Therapy, Inc.	756	69,749
		5,005,180
Health Care REITs — 0.6%
CareTrust REIT, Inc.	6,233	130,394
Community Healthcare Trust, Inc.	1,267	32,423
Global Medical REIT, Inc.	3,312	33,484
LTC Properties, Inc.	2,188	68,200
Medical Properties Trust, Inc.	31,418	97,396
National Health Investors, Inc.	2,149	114,284
Omega Healthcare Investors, Inc.	12,830	372,070
Physicians Realty Trust	12,293	150,466
Sabra Health Care REIT, Inc.	10,900	145,406
Universal Health Realty Income Trust	681	27,111
		1,171,234
Health Care Technology — 0.4%
Certara, Inc.(a)	5,697	92,063
Definitive Healthcare Corp., Class A(a)(b)	2,725	23,162
Doximity, Inc., Class A(a)(b)	6,166	166,174
Evolent Health, Inc., Class A(a)(b)	5,882	172,990
Health Catalyst, Inc.(a)	2,867	28,010
HealthStream, Inc.	1,249	33,248
Multiplan Corp., Class A(a)(b)	14,674	14,821
Phreesia, Inc.(a)(b)	2,602	66,299
Schrodinger, Inc.(a)(b)	2,928	77,446
Simulations Plus, Inc.	824	31,230
Teladoc Health, Inc.(a)	8,261	160,511
Veradigm, Inc.(a)	5,752	52,516
		918,470
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	10,987	176,451
Chatham Lodging Trust	2,599	27,290
DiamondRock Hospitality Co.	10,506	96,025
Park Hotels & Resorts, Inc.	10,966	165,367
Pebblebrook Hotel Trust(b)	6,194	94,273
RLJ Lodging Trust	8,359	96,797
Ryman Hospitality Properties, Inc.	3,050	335,195
Service Properties Trust	8,653	66,888
Summit Hotel Properties, Inc.	5,837	37,824
Security	Shares	Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc.	9,875	$ 105,366
Xenia Hotels & Resorts, Inc.	5,655	75,381
		1,276,857
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc., Class A(a)	2,828	28,987
Aramark	12,912	375,481
Bally’s Corp.(a)(b)	1,559	17,554
Biglari Holdings, Inc., Class B, NVS(a)	35	5,414
BJ’s Restaurants, Inc.(a)	1,187	41,082
Bloomin’ Brands, Inc.	4,139	110,180
Bowlero Corp., Class A(a)(b)	2,038	22,031
Boyd Gaming Corp.	3,843	243,992
Brinker International, Inc.(a)	2,307	98,717
Cava Group, Inc.(a)(b)	893	41,792
Cheesecake Factory, Inc. (The)	2,505	86,097
Choice Hotels International, Inc.	1,395	168,962
Chuy’s Holdings, Inc.(a)	894	30,226
Cracker Barrel Old Country Store, Inc.	1,162	89,881
Dave & Buster’s Entertainment, Inc.(a)	1,801	96,408
Denny’s Corp.(a)(b)	2,688	28,573
Dine Brands Global, Inc.	771	35,967
Dutch Bros, Inc., Class A(a)(b)	2,958	79,422
Everi Holdings, Inc.(a)	4,398	45,783
First Watch Restaurant Group, Inc.(a)(b)	1,030	22,104
Golden Entertainment, Inc.	1,151	44,175
Hilton Grand Vacations, Inc.(a)(b)	4,041	168,510
Hyatt Hotels Corp., Class A	2,095	268,935
Jack in the Box, Inc.	1,020	79,529
Krispy Kreme, Inc.	3,976	52,841
Kura Sushi U.S.A., Inc., Class A(a)(b)	296	29,047
Life Time Group Holdings, Inc.(a)(b)	3,052	40,592
Light & Wonder, Inc., Class A(a)	4,718	379,233
Marriott Vacations Worldwide Corp.	1,661	139,341
Monarch Casino & Resort, Inc.	692	47,700
Norwegian Cruise Line Holdings Ltd.(a)(b)	22,263	396,281
Papa John’s International, Inc.	1,714	125,945
Penn Entertainment, Inc.(a)	7,919	178,574
Planet Fitness, Inc., Class A(a)(b)	4,472	303,023
Portillo’s, Inc., Class A(a)	2,434	33,443
RCI Hospitality Holdings, Inc.(b)	431	26,619
Red Rock Resorts, Inc., Class A	2,594	141,840
Sabre Corp.(a)	18,907	77,519
SeaWorld Entertainment, Inc.(a)	1,903	94,008
Shake Shack, Inc., Class A(a)	1,965	148,475
Six Flags Entertainment Corp.(a)	3,734	94,134
Sweetgreen, Inc., Class A(a)(b)	4,403	47,024
Target Hospitality Corp.(a)	1,922	18,586
Texas Roadhouse, Inc.	3,493	439,140
Travel + Leisure Co.	3,693	149,271
Wendy’s Co. (The)	8,805	167,999
Wingstop, Inc.	1,476	414,918
Wyndham Hotels & Resorts, Inc.	4,304	335,411
Xponential Fitness, Inc., Class A(a)	1,405	15,539
		6,126,305
Household Durables — 2.5%
Cavco Industries, Inc.(a)	409	135,755
Century Communities, Inc.	1,489	129,096
Cricut, Inc., Class A(b)	1,557	8,159
Ethan Allen Interiors, Inc.	1,183	34,461
Green Brick Partners, Inc.(a)	1,563	81,542
Helen of Troy Ltd.(a)	1,242	142,209
Installed Building Products, Inc.	1,249	243,368

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
iRobot Corp.(a)	1,442	$ 19,611
KB Home	3,668	218,576
La-Z-Boy, Inc.	2,236	77,835
Legacy Housing Corp.(a)	525	12,406
Leggett & Platt, Inc.	6,930	160,845
LGI Homes, Inc.(a)	1,056	124,619
M/I Homes, Inc.(a)	1,460	186,033
MDC Holdings, Inc.	3,190	199,630
Meritage Homes Corp.	1,839	304,557
Mohawk Industries, Inc.(a)	2,781	289,919
Newell Brands, Inc.	19,070	158,662
Skyline Champion Corp.(a)	2,834	194,072
Sonos, Inc.(a)	6,347	98,886
Taylor Morrison Home Corp., Class A(a)	5,300	276,342
Tempur Sealy International, Inc.	8,904	444,221
Toll Brothers, Inc.	5,650	561,328
TopBuild Corp.(a)	1,663	613,863
Tri Pointe Homes, Inc.(a)	5,078	175,343
Vizio Holding Corp., Class A(a)	3,610	25,270
Whirlpool Corp.	2,871	314,432
Worthington Enterprises, Inc.	1,663	94,858
		5,325,898
Household Products — 0.3%
Central Garden & Pet Co.(a)	450	21,105
Central Garden & Pet Co., Class A, NVS(a)	2,088	86,193
Energizer Holdings, Inc.	3,507	110,891
Reynolds Consumer Products, Inc.	2,339	63,550
Spectrum Brands Holdings, Inc.	1,777	139,708
WD-40 Co.(b)	706	182,840
		604,287
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)	3,597	19,388
Clearway Energy, Inc., Class A	1,673	37,576
Clearway Energy, Inc., Class C	4,342	105,250
Montauk Renewables, Inc.(a)	3,533	24,413
Ormat Technologies, Inc.	2,790	180,457
Sunnova Energy International, Inc.(a)(b)	5,045	53,073
		420,157
Industrial REITs — 1.0%
Americold Realty Trust, Inc.	14,073	387,008
EastGroup Properties, Inc.	2,419	429,203
First Industrial Realty Trust, Inc.	6,273	323,185
Innovative Industrial Properties, Inc.	1,470	137,048
LXP Industrial Trust	15,668	142,422
Plymouth Industrial REIT, Inc.	2,042	45,210
STAG Industrial, Inc.	9,501	350,967
Terreno Realty Corp.	4,189	250,209
		2,065,252
Insurance — 2.9%
Ambac Financial Group, Inc.(a)	2,377	38,626
American Equity Investment Life Holding Co.(a)	3,220	177,776
AMERISAFE, Inc.	1,000	49,840
Assurant, Inc.	2,776	466,229
Assured Guaranty Ltd.	2,989	242,498
Axis Capital Holdings Ltd.	3,934	234,152
Brighthouse Financial, Inc.(a)	3,181	164,680
BRP Group, Inc., Class A(a)(b)	3,372	75,668
CNO Financial Group, Inc.	5,775	156,964
Crawford & Co., Class A, NVS	801	9,724
Employers Holdings, Inc.	1,020	42,554
Enstar Group Ltd.(a)	704	187,891
Security	Shares	Value
Insurance (continued)
F&G Annuities & Life, Inc.	916	$ 41,073
First American Financial Corp.	5,358	323,355
Goosehead Insurance, Inc., Class A(a)	1,249	96,423
Hagerty, Inc., Class A(a)	1,361	10,956
Hanover Insurance Group, Inc. (The)	1,880	248,179
Horace Mann Educators Corp.	1,984	73,071
James River Group Holdings Ltd.	2,024	19,370
Kemper Corp.	2,968	178,080
Kinsale Capital Group, Inc.(b)	1,160	461,181
Lemonade, Inc.(a)(b)	3,350	52,997
Lincoln National Corp.	8,621	236,646
Mercury General Corp.	1,415	56,671
National Western Life Group, Inc., Class A	106	51,304
Old Republic International Corp.	13,718	384,653
Oscar Health, Inc., Class A(a)	7,584	94,952
Palomar Holdings, Inc.(a)	1,245	74,538
Primerica, Inc.	1,826	427,576
ProAssurance Corp.	2,198	29,585
RLI Corp.	2,151	293,332
Ryan Specialty Holdings, Inc., Class A(a)(b)	5,212	225,784
Safety Insurance Group, Inc.	774	64,482
Selective Insurance Group, Inc.	3,189	334,399
SiriusPoint Ltd.(a)	4,953	58,445
Skyward Specialty Insurance Group, Inc.(a)	1,132	35,205
Stewart Information Services Corp.	1,375	84,782
Tiptree, Inc.	1,179	22,318
Trupanion, Inc.(a)	1,733	47,138
United Fire Group, Inc.	1,172	26,265
White Mountains Insurance Group Ltd.(b)	132	208,028
		6,107,390
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	4,903	67,269
Cargurus, Inc., Class A(a)	4,534	105,370
Cars.com, Inc.(a)	3,261	56,839
Getty Images Holdings, Inc.(a)	2,307	9,874
IAC, Inc.(a)	3,842	192,907
QuinStreet, Inc.(a)	2,559	32,423
Rumble, Inc., Class A(a)(b)	4,065	27,845
Shutterstock, Inc.	1,307	61,390
Taboola.com Ltd.(a)	7,727	36,471
TripAdvisor, Inc.(a)	5,689	122,882
Vimeo, Inc.(a)	8,131	32,280
Yelp, Inc.(a)	3,401	148,726
Ziff Davis, Inc.(a)	2,331	157,109
ZipRecruiter, Inc., Class A(a)	3,426	47,690
ZoomInfo Technologies, Inc., Class A(a)	14,663	235,195
		1,334,270
IT Services — 0.5%
Applied Digital Corp.(a)(b)	3,672	18,874
BigCommerce Holdings, Inc., Series 1(a)	3,402	27,828
Couchbase, Inc.(a)	1,584	39,600
DigitalOcean Holdings, Inc.(a)(b)	2,562	86,391
DXC Technology Co.(a)	10,129	220,812
Fastly, Inc., Class A(a)(b)	6,308	126,917
Grid Dynamics Holdings, Inc., Class A(a)	3,006	39,228
Hackett Group, Inc. (The)	1,319	30,495
Kyndryl Holdings, Inc.(a)	11,948	245,173
Perficient, Inc.(a)	1,801	122,702
Squarespace, Inc., Class A(a)	2,377	73,687
Thoughtworks Holding, Inc.(a)	4,114	19,254
		1,050,961

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.9%
Acushnet Holdings Corp.	1,590	$ 100,711
Brunswick Corp.	3,605	290,851
Hasbro, Inc.	6,878	336,678
Johnson Outdoors, Inc., Class A	352	15,755
Malibu Boats, Inc., Class A(a)(b)	1,032	43,086
Mattel, Inc.(a)	17,777	318,031
Peloton Interactive, Inc., Class A(a)(b)	17,547	97,561
Polaris, Inc.	2,680	241,093
Smith & Wesson Brands, Inc.	2,338	30,534
Sturm Ruger & Co., Inc.	927	40,473
Topgolf Callaway Brands Corp.(a)	7,547	99,394
Vista Outdoor, Inc.(a)	2,928	82,189
YETI Holdings, Inc.(a)	4,542	199,712
		1,896,068
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	5,192	216,351
Adaptive Biotechnologies Corp.(a)	5,979	21,943
Azenta, Inc.(a)(b)	2,708	176,561
BioLife Solutions, Inc.(a)(b)	1,790	30,430
CryoPort, Inc.(a)(b)	2,496	36,217
Fortrea Holdings, Inc.(a)	3,435	106,347
Maravai LifeSciences Holdings, Inc., Class A(a)	5,897	34,203
Medpace Holdings, Inc.(a)	1,234	359,810
Mesa Laboratories, Inc.	274	25,104
OmniAb, Inc.(a)(b)	5,139	29,806
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Pacific Biosciences of California, Inc.(a)(b)	13,147	85,587
Quanterix Corp.(a)	1,682	37,155
Repligen Corp.(a)(b)	2,545	482,023
Sotera Health Co.(a)(b)	5,600	82,432
		1,723,969
Machinery — 3.6%
3D Systems Corp.(a)	7,117	34,090
Alamo Group, Inc.(b)	526	111,659
Albany International Corp., Class A	1,626	144,568
Allison Transmission Holdings, Inc.	4,686	283,691
Astec Industries, Inc.	1,190	42,364
Barnes Group, Inc.	2,604	86,219
Chart Industries, Inc.(a)	2,238	261,219
Columbus McKinnon Corp.	1,491	58,253
Crane Co.	2,553	316,853
Donaldson Co., Inc.	6,326	408,596
Douglas Dynamics, Inc.	1,206	30,331
Energy Recovery, Inc.(a)	2,942	45,630
Enerpac Tool Group Corp., Class A	2,843	88,787
Enpro, Inc.	1,043	155,803
Esab Corp.	2,793	240,170
Federal Signal Corp.	3,183	245,027
Flowserve Corp.	6,832	272,802
Franklin Electric Co., Inc.	2,100	197,946
Gates Industrial Corp. PLC(a)	7,405	95,376
Gorman-Rupp Co. (The)	1,147	38,298
Greenbrier Cos., Inc. (The)	1,620	73,645
Helios Technologies, Inc.	1,592	65,686
Hillenbrand, Inc.	3,658	170,353
Hillman Solutions Corp.(a)	10,097	88,753
Hyster-Yale Materials Handling, Inc., Class A	569	37,395
ITT, Inc.	4,285	517,542
John Bean Technologies Corp.	1,664	164,337
Kadant, Inc.	581	166,166
Kennametal, Inc.	4,041	99,085
Security	Shares	Value
Machinery (continued)
Lindsay Corp.	576	$ 74,943
Middleby Corp. (The)(a)	2,684	378,632
Miller Industries, Inc.	568	22,862
Mueller Industries, Inc.	5,940	285,120
Mueller Water Products, Inc., Class A	8,215	112,628
Nikola Corp.(a)(b)	45,934	34,327
Omega Flex, Inc.	175	12,208
Oshkosh Corp.	3,214	353,861
Proto Labs, Inc.(a)	1,276	46,051
RBC Bearings, Inc.(a)	1,421	381,595
REV Group, Inc.	1,670	32,598
SPX Technologies, Inc.(a)	2,380	239,523
Standex International Corp.	624	92,140
Symbotic, Inc., Class A(a)(b)	1,052	45,268
Tennant Co.	980	92,630
Terex Corp.	3,507	215,435
Timken Co. (The)	3,469	284,146
Titan International, Inc.(a)	2,744	40,502
Trinity Industries, Inc.	4,272	107,398
Wabash National Corp.	2,409	60,948
Watts Water Technologies, Inc., Class A	1,429	282,956
		7,736,415
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	2,231	39,132
Kirby Corp.(a)	2,984	234,721
Matson, Inc.	1,817	203,559
		477,412
Media — 1.1%
Advantage Solutions, Inc., Class A(a)	5,369	21,637
Altice U.S.A., Inc., Class A(a)	11,274	27,509
Boston Omaha Corp., Class A(a)(b)	1,094	16,946
Cable One, Inc.	239	131,194
Clear Channel Outdoor Holdings, Inc.(a)	15,440	26,557
Gray Television, Inc.	4,328	41,332
Integral Ad Science Holding Corp.(a)	2,645	38,485
John Wiley & Sons, Inc., Class A	2,308	78,103
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	8,352	253,567
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,082	124,052
Magnite, Inc.(a)(b)	6,171	54,613
New York Times Co. (The), Class A	8,163	396,395
Nexstar Media Group, Inc., Class A	1,697	301,574
Paramount Global, Class A(b)	289	6,742
Paramount Global, Class B, NVS	26,923	392,807
PubMatic, Inc., Class A(a)	2,084	31,635
Scholastic Corp., NVS	1,334	51,279
Sinclair, Inc., Class A	1,881	29,532
Stagwell, Inc., Class A(a)(b)	5,100	33,252
TechTarget, Inc.(a)	1,392	47,565
TEGNA, Inc.	9,877	153,982
Thryv Holdings, Inc.(a)(b)	1,665	34,033
WideOpenWest, Inc.(a)	2,374	8,807
		2,301,598
Metals & Mining — 1.6%
Alcoa Corp.	9,353	278,252
Alpha Metallurgical Resources, Inc.	557	222,377
Arch Resources, Inc., Class A	880	155,725
ATI, Inc.(a)(b)	6,682	273,093
Carpenter Technology Corp.	2,438	150,156
Century Aluminum Co.(a)	2,770	30,886
Coeur Mining, Inc.(a)	20,333	54,696
Commercial Metals Co.	6,077	317,341

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Compass Minerals International, Inc.	1,803	$ 40,550
Haynes International, Inc.	638	35,517
Hecla Mining Co.	30,409	115,858
Ivanhoe Electric, Inc.(a)	3,889	32,512
Kaiser Aluminum Corp.	837	54,321
Materion Corp.	1,082	126,562
MP Materials Corp., Class A(a)(b)	7,048	111,429
Piedmont Lithium, Inc.(a)	967	14,776
Ramaco Resources, Inc., Class B	256	3,231
Royal Gold, Inc.	3,452	394,874
Ryerson Holding Corp.	1,504	51,617
Schnitzer Steel Industries, Inc., Class A	1,377	36,256
SunCoke Energy, Inc.	4,391	45,008
TimkenSteel Corp.(a)	2,008	41,264
United States Steel Corp.	11,666	548,535
Warrior Met Coal, Inc.	2,711	173,965
		3,308,801
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	34,901	330,862
Apollo Commercial Real Estate Finance, Inc.	6,583	73,466
Arbor Realty Trust, Inc.(b)	9,548	126,988
Ares Commercial Real Estate Corp.	2,746	26,114
ARMOUR Residential REIT, Inc.	2,437	46,425
Blackstone Mortgage Trust, Inc., Class A	8,617	170,100
BrightSpire Capital, Inc., Class A	7,046	50,379
Chimera Investment Corp.	11,964	57,427
Claros Mortgage Trust, Inc.	6,073	71,297
Dynex Capital, Inc.	2,861	35,019
Ellington Financial, Inc.	3,479	42,479
Franklin BSP Realty Trust, Inc.	4,291	55,011
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,727	136,245
KKR Real Estate Finance Trust, Inc.	3,029	37,075
Ladder Capital Corp., Class A	5,976	65,318
MFA Financial, Inc.	5,319	58,881
New York Mortgage Trust, Inc.	4,710	36,926
PennyMac Mortgage Investment Trust	4,313	61,848
Ready Capital Corp.	8,953	83,890
Redwood Trust, Inc.	6,136	41,173
Rithm Capital Corp.	25,157	269,180
Starwood Property Trust, Inc.	15,495	315,013
TPG RE Finance Trust, Inc.	2,924	17,807
Two Harbors Investment Corp.	4,846	60,381
		2,269,304
Multi-Utilities — 0.2%
Avista Corp.	4,047	137,638
Black Hills Corp.	3,568	184,680
Northwestern Energy Group, Inc.	2,983	143,542
Unitil Corp.	839	39,869
		505,729
Office REITs — 0.8%
Brandywine Realty Trust	9,009	42,703
COPT Defense Properties	5,892	138,815
Cousins Properties, Inc.	7,294	167,105
Douglas Emmett, Inc.	8,198	111,083
Easterly Government Properties, Inc.	5,070	62,260
Equity Commonwealth	5,518	105,449
Highwoods Properties, Inc.	5,545	127,369
Hudson Pacific Properties, Inc.	7,549	61,826
JBG SMITH Properties	4,658	74,528
Kilroy Realty Corp.	5,796	207,265
Security	Shares	Value
Office REITs (continued)
Paramount Group, Inc.	9,556	$ 45,391
Peakstone Realty Trust, Class E	1,858	26,904
Piedmont Office Realty Trust, Inc., Class A	6,515	44,302
SL Green Realty Corp.	3,420	153,729
Vornado Realty Trust	8,888	241,665
		1,610,394
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	16,791	205,522
Berry Corp.	3,730	25,028
California Resources Corp.	3,529	168,263
Callon Petroleum Co.(a)	3,153	101,274
Centrus Energy Corp., Class A(a)	675	33,898
Chord Energy Corp.	2,174	334,274
Civitas Resources, Inc.	3,945	255,675
Clean Energy Fuels Corp.(a)	8,983	26,500
CNX Resources Corp.(a)	8,310	167,862
Comstock Resources, Inc.	4,700	36,707
CONSOL Energy, Inc.	1,480	140,008
Crescent Energy Co., Class A	4,441	49,073
CVR Energy, Inc.	1,768	59,635
Delek U.S. Holdings, Inc.	3,294	89,037
Dorian LPG Ltd.	1,833	68,628
DT Midstream, Inc.	5,136	275,752
Equitrans Midstream Corp.	22,703	231,344
Granite Ridge Resources, Inc.	3,306	18,117
Green Plains, Inc.(a)	1,656	34,329
Gulfport Energy Corp.(a)	639	81,089
Hallador Energy Co.(a)	1,177	10,040
HighPeak Energy, Inc.(b)	1,120	15,288
International Seaways, Inc.	1,846	99,019
Kinetik Holdings, Inc., Class A	931	30,276
Kosmos Energy Ltd.(a)(b)	23,164	140,374
Magnolia Oil & Gas Corp., Class A	8,908	183,683
Matador Resources Co.	5,913	324,565
Murphy Oil Corp.	8,049	311,496
New Fortress Energy, Inc., Class A	4,210	139,898
NextDecade Corp.(a)(b)	4,796	24,412
Northern Oil & Gas, Inc.	4,847	162,374
Par Pacific Holdings, Inc.(a)	3,241	118,588
PBF Energy, Inc., Class A	5,715	288,665
Peabody Energy Corp.	5,753	153,605
Permian Resources Corp., Class A	20,696	278,982
REX American Resources Corp.(a)	874	36,175
Riley Exploration Permian, Inc.	291	6,466
SandRidge Energy, Inc.	1,705	24,893
SilverBow Resources, Inc.(a)(b)	666	17,689
Sitio Royalties Corp., Class A	4,275	91,186
SM Energy Co.	6,071	225,113
Southwestern Energy Co.(a)	54,841	353,724
Talos Energy, Inc.(a)	7,055	91,503
Uranium Energy Corp.(a)	18,742	143,189
VAALCO Energy, Inc.	5,443	23,187
Vital Energy, Inc.(a)(b)	1,349	59,127
Vitesse Energy, Inc.	1,141	23,972
W&T Offshore, Inc.	4,796	14,580
World Kinect Corp.	3,215	72,563
		5,866,647
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	860	28,354
Louisiana-Pacific Corp.	3,364	223,874

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products (continued)
Mercer International, Inc.	2,053	$ 17,369
Sylvamo Corp.	1,846	85,710
		355,307
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	6,714	240,563
Allegiant Travel Co.	744	58,329
American Airlines Group, Inc.(a)	31,849	453,211
Frontier Group Holdings, Inc.(a)(b)	2,162	10,529
JetBlue Airways Corp.(a)	17,928	95,198
Joby Aviation, Inc., Class A(a)(b)	21,956	119,880
SkyWest, Inc.(a)	2,107	112,219
Spirit Airlines, Inc.(b)	5,697	35,834
Sun Country Airlines Holdings, Inc.(a)(b)	1,867	25,410
		1,151,173
Personal Care Products — 0.6%
Beauty Health Co. (The), Class A(a)(b)	4,448	13,033
BellRing Brands, Inc.(a)	6,830	377,494
Edgewell Personal Care Co.	2,608	96,626
elf Beauty, Inc.(a)	2,660	424,350
Herbalife Ltd.(a)	5,084	61,262
Inter Parfums, Inc.	946	131,636
Medifast, Inc.	576	31,478
Nu Skin Enterprises, Inc., Class A	2,616	48,553
Olaplex Holdings, Inc.(a)	6,787	15,271
USANA Health Sciences, Inc.(a)	586	27,437
		1,227,140
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc.(a)	1,968	105,013
Amylyx Pharmaceuticals, Inc.(a)	2,376	38,016
AN2 Therapeutics, Inc.(a)	437	8,434
ANI Pharmaceuticals, Inc.(a)	862	48,117
Arvinas, Inc.(a)	2,362	98,023
Axsome Therapeutics, Inc.(a)(b)	1,899	170,967
Cassava Sciences, Inc.(a)(b)	2,212	52,977
Catalent, Inc.(a)	9,430	486,965
Collegium Pharmaceutical, Inc.(a)	1,603	52,835
Corcept Therapeutics, Inc.(a)(b)	4,918	103,770
Cymabay Therapeutics, Inc.(a)(b)	5,755	135,300
Elanco Animal Health, Inc.(a)	24,909	367,159
Enliven Therapeutics, Inc.(a)(b)	1,253	19,672
Evolus, Inc.(a)(b)	2,172	27,563
Harmony Biosciences Holdings, Inc.(a)	1,930	60,872
Harrow, Inc.(a)(b)	1,655	15,772
Innoviva, Inc.(a)	2,922	47,336
Intra-Cellular Therapies, Inc.(a)	5,044	339,663
Ligand Pharmaceuticals, Inc.(a)	920	67,252
Liquidia Corp.(a)	2,267	28,972
Neumora Therapeutics, Inc.(a)(b)	4,075	60,718
Organon & Co.	13,293	221,328
Pacira BioSciences, Inc.(a)	2,431	79,226
Perrigo Co. PLC	7,108	228,025
Phathom Pharmaceuticals, Inc.(a)(b)	1,740	11,658
Pliant Therapeutics, Inc.(a)(b)	2,462	44,119
Prestige Consumer Healthcare, Inc.(a)	2,602	160,127
Revance Therapeutics, Inc.(a)(b)	4,232	21,287
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	6,359
Supernus Pharmaceuticals, Inc.(a)	2,790	77,227
Tarsus Pharmaceuticals, Inc.(a)	1,367	37,237
Theravance Biopharma, Inc.(a)	1,987	18,837
Security	Shares	Value
Pharmaceuticals (continued)
Tilray Brands, Inc.(a)(b)	37,853	$ 69,271
Ventyx Biosciences, Inc.(a)	2,537	5,353
		3,315,450
Professional Services — 2.5%
Alight, Inc., Class A(a)	19,619	175,002
ASGN, Inc.(a)	2,469	229,173
Barrett Business Services, Inc.	329	36,937
CACI International, Inc., Class A(a)	1,162	399,414
CBIZ, Inc.(a)	2,459	156,540
Clarivate PLC(a)(b)	18,051	161,376
Concentrix Corp.	2,245	199,513
Conduent, Inc.(a)	8,931	32,152
CRA International, Inc.	350	37,534
CSG Systems International, Inc.	1,611	81,049
Dun & Bradstreet Holdings, Inc.	13,254	153,614
ExlService Holdings, Inc.(a)	8,606	269,196
Exponent, Inc.	2,645	233,263
First Advantage Corp.	2,610	42,726
Forrester Research, Inc.(a)	634	16,154
Franklin Covey Co.(a)	609	24,628
FTI Consulting, Inc.(a)	1,858	356,011
Genpact Ltd.	8,097	290,682
Heidrick & Struggles International, Inc.	1,092	32,727
HireRight Holdings Corp.(a)	641	7,948
Huron Consulting Group, Inc.(a)	924	95,662
ICF International, Inc.	982	136,537
Insperity, Inc.	1,779	204,034
Kelly Services, Inc., Class A, NVS	1,656	34,031
Kforce, Inc.	977	66,778
Korn Ferry	2,602	152,659
Legalzoom.com, Inc.(a)	6,164	63,551
ManpowerGroup, Inc.	2,542	188,464
Maximus, Inc.	3,194	259,097
NV5 Global, Inc.(a)	736	77,199
Parsons Corp.(a)	2,282	148,672
Paycor HCM, Inc.(a)(b)	3,373	65,537
Planet Labs PBC, Class A(a)(b)	10,753	24,302
Resources Connection, Inc.	1,708	22,990
Science Applications International Corp.	2,664	340,086
Sterling Check Corp.(a)(b)	1,602	21,851
TriNet Group, Inc.(a)	1,642	186,695
TTEC Holdings, Inc.	1,058	21,562
Upwork, Inc.(a)	6,536	89,609
Verra Mobility Corp., Class A(a)	8,682	207,587
		5,342,542
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)	5,653	40,249
Compass, Inc., Class A(a)(b)	17,026	58,569
Cushman & Wakefield PLC(a)	8,127	85,496
DigitalBridge Group, Inc., Class A(b)	7,657	150,383
eXp World Holdings, Inc.	4,121	51,018
Forestar Group, Inc.(a)	979	30,604
FRP Holdings, Inc.(a)	367	21,323
Howard Hughes Holdings, Inc.(a)	1,575	126,126
Jones Lang LaSalle, Inc.(a)	2,482	439,463
Kennedy-Wilson Holdings, Inc.	5,793	60,537
Marcus & Millichap, Inc.	1,242	47,308
Newmark Group, Inc., Class A	7,312	74,217
Opendoor Technologies, Inc.(a)	32,241	110,264

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Redfin Corp.(a)(b)	5,946	$ 48,519
St. Joe Co. (The)	1,849	102,065
		1,446,141
Residential REITs — 0.3%
Apartment Income REIT Corp.	7,218	235,956
Apartment Investment & Management Co., Class A(a)	6,619	49,179
Centerspace	799	43,753
Elme Communities	4,681	67,781
Independence Realty Trust, Inc.	11,709	172,005
NexPoint Residential Trust, Inc.	1,210	36,966
UMH Properties, Inc.	3,423	51,722
Veris Residential, Inc.	4,156	63,379
		720,741
Retail REITs — 1.4%
Acadia Realty Trust	4,920	83,935
Agree Realty Corp.	4,895	291,791
Alexander’s, Inc.	112	24,617
Brixmor Property Group, Inc.	15,628	350,692
CBL & Associates Properties, Inc.	693	16,202
Federal Realty Investment Trust	4,221	429,402
Getty Realty Corp.	2,597	71,833
InvenTrust Properties Corp.	3,404	84,521
Kite Realty Group Trust	11,477	245,608
Macerich Co. (The)	11,284	178,174
NETSTREIT Corp.	3,268	59,380
NNN REIT, Inc.	9,540	384,844
Phillips Edison & Co., Inc.	6,252	217,007
Retail Opportunity Investments Corp.	6,560	89,150
Saul Centers, Inc.	642	24,563
SITE Centers Corp.	9,897	131,828
Tanger, Inc.	5,443	146,417
Urban Edge Properties	6,169	106,539
Whitestone REIT	2,637	34,070
		2,970,573
Semiconductors & Semiconductor Equipment — 2.5%
Aehr Test Systems(a)(b)	1,495	22,201
Allegro MicroSystems, Inc.(a)(b)	3,959	102,696
Alpha & Omega Semiconductor Ltd.(a)	1,211	31,074
Ambarella, Inc.(a)	2,067	108,641
Amkor Technology, Inc.	5,968	188,947
Axcelis Technologies, Inc.(a)(b)	1,699	220,955
Cirrus Logic, Inc.(a)	2,820	217,704
Cohu, Inc.(a)	2,467	78,599
Credo Technology Group Holding Ltd.(a)	6,535	134,033
Diodes, Inc.(a)	2,395	161,231
FormFactor, Inc.(a)	4,071	157,833
Ichor Holdings Ltd.(a)(b)	1,501	54,336
Impinj, Inc.(a)	1,208	117,152
indie Semiconductor, Inc., Class A(a)	7,438	45,149
Kulicke & Soffa Industries, Inc.	2,815	141,651
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,860	246,618
MaxLinear, Inc.(a)	4,013	83,551
MKS Instruments, Inc.	3,033	322,863
Navitas Semiconductor Corp.(a)	6,203	35,543
Onto Innovation, Inc.(a)	2,570	415,055
PDF Solutions, Inc.(a)	1,503	46,894
Photronics, Inc.(a)	3,091	90,319
Power Integrations, Inc.	2,966	222,331
Rambus, Inc.(a)	5,635	386,166
Semtech Corp.(a)	3,353	66,523
Silicon Laboratories, Inc.(a)	1,655	204,161
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.(a)(b)	914	$ 97,405
SMART Global Holdings, Inc.(a)	2,638	51,837
SolarEdge Technologies, Inc.(a)	2,977	197,970
Synaptics, Inc.(a)	2,046	218,533
Ultra Clean Holdings, Inc.(a)	2,328	88,930
Universal Display Corp.	2,475	420,181
Veeco Instruments, Inc.(a)	2,935	93,568
Wolfspeed, Inc.(a)(b)	6,560	213,528
		5,284,178
Software — 6.1%
A10 Networks, Inc.	3,741	50,017
ACI Worldwide, Inc.(a)	5,695	171,249
Adeia, Inc.	5,586	67,814
Agilysys, Inc.(a)	1,150	96,266
Alarm.com Holdings, Inc.(a)	2,590	157,524
Alkami Technology, Inc.(a)	2,170	53,425
Altair Engineering, Inc., Class A(a)(b)	2,852	242,477
Alteryx, Inc., Class A(a)(b)	3,195	151,635
Amplitude, Inc., Class A(a)	3,468	44,945
Appfolio, Inc., Class A(a)	1,096	240,309
Appian Corp., Class A(a)	1,614	52,665
Asana, Inc., Class A(a)(b)	4,331	75,446
Aurora Innovation, Inc., Class A(a)(b)	37,004	110,642
AvePoint, Inc., Class A(a)	5,101	39,278
Blackbaud, Inc.(a)	2,302	186,278
BlackLine, Inc.(a)	2,550	149,634
Box, Inc., Class A(a)	7,519	195,344
Braze, Inc., Class A(a)	2,424	131,017
C3.ai, Inc., Class A(a)(b)	5,142	127,419
CCC Intelligent Solutions Holdings, Inc.(a)	9,583	105,317
Cerence, Inc.(a)	2,058	41,201
Cleanspark, Inc.(a)(b)	9,204	74,092
Clear Secure, Inc., Class A	3,973	75,606
Clearwater Analytics Holdings, Inc., Class A(a)	5,748	108,350
CommVault Systems, Inc.(a)	2,294	210,314
Confluent, Inc., Class A(a)(b)	10,738	240,102
Consensus Cloud Solutions, Inc.(a)	945	20,544
Digital Turbine, Inc.(a)	4,894	26,379
Dolby Laboratories, Inc., Class A	3,097	257,608
DoubleVerify Holdings, Inc.(a)	6,427	257,144
Dropbox, Inc., Class A(a)(b)	12,974	411,016
E2open Parent Holdings, Inc., Class A(a)(b)	9,325	35,062
Elastic NV(a)	4,254	497,973
Enfusion, Inc., Class A(a)	1,565	12,363
Envestnet, Inc.(a)(b)	2,734	139,707
Everbridge, Inc.(a)	2,100	46,956
EverCommerce, Inc.(a)	1,142	11,123
Five9, Inc.(a)	3,787	287,282
Freshworks, Inc., Class A(a)	8,668	192,430
Gitlab, Inc., Class A(a)(b)	4,708	334,786
Guidewire Software, Inc.(a)(b)	4,290	479,107
HashiCorp, Inc., Class A(a)	5,495	120,121
Informatica, Inc., Class A(a)(b)	2,090	62,700
Instructure Holdings, Inc.(a)(b)	1,093	26,921
Intapp, Inc.(a)	1,309	56,392
InterDigital, Inc.	1,283	134,779
Jamf Holding Corp.(a)(b)	2,559	47,444
JFrog Ltd.(a)	3,966	129,014
Klaviyo, Inc., Class A(a)	1,917	49,554
LiveRamp Holdings, Inc.(a)	3,432	135,495
Marathon Digital Holdings, Inc.(a)(b)	11,643	206,430
Matterport, Inc., Class A(a)	13,570	30,532

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
MeridianLink, Inc.(a)(b)	1,002	$ 22,795
MicroStrategy, Inc., Class A(a)(b)	774	387,937
Mitek Systems, Inc.(a)(b)	2,280	28,728
Model N, Inc.(a)(b)	1,985	53,496
N-able, Inc.(a)	3,598	46,702
nCino, Inc.(a)(b)	3,197	100,642
NCR Voyix Corp.(a)	7,486	110,044
Olo, Inc., Class A(a)	5,264	27,215
PagerDuty, Inc.(a)	4,643	109,946
Pegasystems, Inc.	2,131	103,865
PowerSchool Holdings, Inc., Class A(a)(b)	3,727	87,734
Progress Software Corp.	2,159	122,653
PROS Holdings, Inc.(a)	2,254	77,583
Q2 Holdings, Inc.(a)(b)	3,044	129,522
Qualys, Inc.(a)(b)	1,930	365,098
Rapid7, Inc.(a)	3,207	176,481
RingCentral, Inc., Class A(a)	3,905	132,340
Riot Platforms, Inc.(a)(b)	10,532	114,799
Samsara, Inc., Class A(a)(b)	8,139	255,565
SEMrush Holdings, Inc., Class A(a)	1,623	18,729
SentinelOne, Inc., Class A(a)	12,616	338,109
Smartsheet, Inc., Class A(a)	7,076	318,208
SolarWinds Corp.(a)	2,515	29,727
Sprinklr, Inc., Class A(a)	5,429	67,754
Sprout Social, Inc., Class A(a)(b)	2,434	149,277
SPS Commerce, Inc.(a)	1,912	351,426
Tenable Holdings, Inc.(a)	6,129	288,676
Teradata Corp.(a)	5,103	235,657
UiPath, Inc., Class A(a)	22,362	513,879
Varonis Systems, Inc.(a)	5,654	253,751
Verint Systems, Inc.(a)	3,362	99,818
Vertex, Inc., Class A(a)	2,358	57,205
Weave Communications, Inc.(a)	1,733	21,732
Workiva, Inc., Class A(a)	2,625	243,967
Yext, Inc.(a)	5,991	35,527
Zeta Global Holdings Corp., Class A(a)	8,303	80,373
Zuora, Inc., Class A(a)	7,012	64,090
		12,828,278
Specialized REITs — 0.7%
EPR Properties	3,754	166,190
Farmland Partners, Inc.	2,343	26,288
Four Corners Property Trust, Inc.	4,752	111,244
Gladstone Land Corp.	1,764	24,978
Lamar Advertising Co., Class A	4,558	477,131
National Storage Affiliates Trust	4,153	155,115
Outfront Media, Inc.	7,332	95,463
PotlatchDeltic Corp.	4,144	185,361
Rayonier, Inc.	6,890	208,767
Safehold, Inc.(b)	2,425	48,160
Uniti Group, Inc.	12,433	65,398
		1,564,095
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(a)	2,407	245,273
Academy Sports & Outdoors, Inc.	3,844	241,134
Advance Auto Parts, Inc.	3,008	201,085
American Eagle Outfitters, Inc.	9,506	188,409
America’s Car-Mart, Inc.(a)	305	18,571
Arhaus, Inc., Class A(a)(b)	1,795	20,984
Arko Corp., Class A	3,903	30,443
Asbury Automotive Group, Inc.(a)(b)	1,077	225,158
AutoNation, Inc.(a)(b)	1,475	205,998
Bath & Body Works, Inc.	11,481	489,779
Security	Shares	Value
Specialty Retail (continued)
Beyond, Inc.(a)	2,365	$ 52,006
Boot Barn Holdings, Inc.(a)	1,582	113,493
Buckle, Inc. (The)	1,652	61,438
Caleres, Inc.	1,764	55,337
Camping World Holdings, Inc., Class A	2,128	52,881
Carvana Co., Class A(a)(b)	5,599	241,093
Chewy, Inc., Class A(a)(b)	6,232	111,054
Designer Brands, Inc., Class A	2,345	20,097
Dick’s Sporting Goods, Inc.	3,033	452,129
Foot Locker, Inc.	4,326	121,820
GameStop Corp., Class A(a)(b)	13,993	199,120
Gap, Inc. (The)	11,234	209,963
Group 1 Automotive, Inc.	696	181,002
Guess?, Inc.	1,491	33,309
Haverty Furniture Cos., Inc.	745	25,256
Hibbett, Inc.	641	42,723
Leslie’s, Inc.(a)(b)	9,312	62,484
Lithia Motors, Inc., Class A(b)	1,440	424,584
MarineMax, Inc.(a)	1,069	29,932
Monro, Inc.	1,634	52,059
Murphy U.S.A., Inc.	1,077	379,664
National Vision Holdings, Inc.(a)	4,094	77,827
ODP Corp. (The)(a)	1,870	95,632
Petco Health & Wellness Co., Inc.(a)(b)	4,969	11,876
Revolve Group, Inc., Class A(a)(b)	2,070	29,829
RH(a)	782	198,221
Sally Beauty Holdings, Inc.(a)	5,563	68,536
Shoe Carnival, Inc.	870	22,185
Signet Jewelers Ltd.	2,304	229,202
Sonic Automotive, Inc., Class A	716	36,201
Upbound Group, Inc.	2,568	85,258
Urban Outfitters, Inc.(a)	3,084	117,192
Valvoline, Inc.(a)	6,851	249,993
Victoria’s Secret & Co.(a)	3,620	94,301
Warby Parker, Inc., Class A(a)	3,860	49,215
Wayfair, Inc., Class A(a)(b)	4,676	234,969
Winmark Corp.	142	51,215
		6,439,930
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	2,559	32,576
Diebold Nixdorf, Inc.(a)	1,635	49,704
IonQ, Inc.(a)(b)	8,932	91,732
Xerox Holdings Corp.	4,786	88,349
		262,361
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)	6,086	296,632
Carter’s, Inc.	1,841	139,253
Columbia Sportswear Co.	1,839	145,759
Crocs, Inc.(a)	3,140	318,647
Figs, Inc., Class A(a)(b)	6,515	37,526
G-III Apparel Group Ltd.(a)	2,141	64,423
Hanesbrands, Inc.(a)	18,368	82,656
Kontoor Brands, Inc.	2,927	171,581
Levi Strauss & Co., Class A	4,865	79,202
Movado Group, Inc.	844	23,278
Oxford Industries, Inc.	800	75,944
PVH Corp.	3,164	380,503
Ralph Lauren Corp., Class A	1,957	281,162
Skechers U.S.A., Inc., Class A(a)	7,020	438,329
Steven Madden Ltd.	3,754	157,218
Tapestry, Inc.	11,998	465,402
Under Armour, Inc., Class A(a)	9,899	75,430

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C, NVS(a)	8,439	$ 62,449
VF Corp.	17,125	281,877
Wolverine World Wide, Inc.	4,058	33,925
		3,611,196
Tobacco — 0.1%
Universal Corp.	1,287	74,582
Vector Group Ltd.	7,215	75,541
		150,123
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	5,470	228,701
Applied Industrial Technologies, Inc.	2,024	357,155
Beacon Roofing Supply, Inc.(a)	2,759	228,693
BlueLinx Holdings, Inc.(a)	446	51,442
Boise Cascade Co.	2,072	280,673
Core & Main, Inc., Class A(a)	5,825	240,631
Custom Truck One Source, Inc.(a)(b)	3,078	20,130
Distribution Solutions Group, Inc.(a)(b)	531	16,950
DNOW, Inc.(a)	5,387	54,355
DXP Enterprises, Inc.(a)	654	21,072
FTAI Aviation Ltd.	5,201	280,594
GATX Corp.	1,708	209,486
Global Industrial Co.	844	35,895
GMS, Inc.(a)	2,039	171,602
H&E Equipment Services, Inc.	1,707	91,820
Herc Holdings, Inc.	1,294	190,852
McGrath RentCorp	1,274	160,078
MRC Global, Inc.(a)	4,322	46,072
MSC Industrial Direct Co., Inc., Class A	2,420	238,806
Rush Enterprises, Inc., Class A	3,143	141,152
Rush Enterprises, Inc., Class B	422	19,948
SiteOne Landscape Supply, Inc.(a)(b)	2,332	360,411
Titan Machinery, Inc.(a)	1,092	29,189
Transcat, Inc.(a)	458	50,398
WESCO International, Inc.	2,314	401,525
		3,927,630
Water Utilities — 0.2%
American States Water Co.	1,928	143,829
California Water Service Group	2,884	130,559
Security	Shares	Value
Water Utilities (continued)
Consolidated Water Co. Ltd.	778	$ 24,842
Middlesex Water Co.	926	51,828
SJW Group	1,523	90,679
York Water Co. (The)	717	25,726
		467,463
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,619	32,028
Telephone & Data Systems, Inc.	5,213	100,142
United States Cellular Corp.(a)	761	33,788
		165,958
Total Long-Term Investments — 99.8% (Cost: $212,500,621)		211,531,796
Short-Term Securities
Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	24,667,283	24,682,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	451,417	451,417
Total Short-Term Securities — 11.8% (Cost: $25,117,018)		25,133,501
Total Investments — 111.6% (Cost: $237,617,639)		236,665,297
Liabilities in Excess of Other Assets — (11.6)%		(24,609,743)
Net Assets — 100.0%		$ 212,055,554
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,359, representing 0.0% of its net assets as of period end, and an original cost of $19,912.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 24,584,128	$ 91,349(a)	$ —	$ 587	$ 6,020	$ 24,682,084	24,667,283	$ 242,882(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	345,266	106,151(a)	—	—	—	451,417	451,417	18,427	—
				$ 587	$ 6,020	$ 25,133,501		$ 261,309	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	03/15/24	$ 391	$ (9,502)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Morningstar Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 211,274,833	$ 256,963	$ —	$ 211,531,796
Short-Term Securities
Money Market Funds	25,133,501	—	—	25,133,501
	$ 236,408,334	$ 256,963	$ —	$ 236,665,297
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,502)	$ —	$ —	$ (9,502)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust